Share-Based Compensation (Narrative) (Details) (USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2011
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Aggregate intrinsic value of options exercised	$ 0.3	$ 2.0	$ 2.4
Non-employee director retainer common shares per quarter	900
Options Granted Prior To September 30, 2003 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Contractual life from date of issuance	10 years
Options Granted On Or After September 30, 2003 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Contractual life from date of issuance	0 years
Selling, General and Administrative Expenses [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total share-based compensation cost	4.6	4.4	4.5
Performance-Accelerated Restricted Share Awards [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting period	5 years
Pretax compensation expense	4.0	3.8	3.4
Non-Employee Directors Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total income tax benefit recognized	1.3	1.6	1.8
Pretax compensation expense	0.6	0.6	0.6
Total unrecognized compensation cost related to share-based compensation arrangements	$ 5.6
Remaining weighted-average period for recognition of total unrecognized compensation cost	1 year 4 months 24 days